TAXES (Details Narrative)	6 Months Ended
Sep. 30, 2024
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Percent	15.00%
Income tax (''New EIT Law''), description	which was effective from January 1, 2008, both domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25% while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement
Hong Kong [Member]
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Percent	16.50%